                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        6-30-09
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mairs and Power, Inc.
                 -------------------------------
   Address:      332 Minnesota St. # W-1520
                 -------------------------------
                 St. Paul, MN 55101
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jon A. Theobald
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   651-222-8478
         -------------------------------

Signature, Place, and Date of Signing:
/s/ Jon A. Theobald                St. Paul, MN           8-14-09
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:        132
                                        --------------------

Form 13F Information Table Value Total:    2,645,223,128
                                        --------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


         ITEM 1                ITEM 2        ITEM 3       ITEM 4          ITEM 5         ITEM 6      ITEM 7         ITEM 8
-------------------------  --------------  ---------  -------------  ----------------  -----------  --------  -----------------
                                                         MARKET                   SH/   INVESTMENT            VOTING AUTHORITY
     NAME OF ISSUER        TITLE OF CLASS    CUSIP       VALUE         SHARES     PRN   DISCRETION  MANAGERS        SOLE
-------------------------  --------------  ---------  -------------  ----------   ---  -----------  --------  -----------------

COMMON STOCK

Abbott Laboratories              COM       002824100      5,460,581     116,084   SHR     SOLE                       116,084
ADC Telecom                      COM       000886309     14,103,061   1,771,741   SHR     SOLE                     1,771,741
American Express                 COM       025816109      1,885,554      81,134   SHR     SOLE                        81,134
Amgen                            COM       031162100      2,685,064      50,719   SHR     SOLE                        50,719
Anadarko Pete Corp               COM       032511107        282,644       6,227   SHR     SOLE                         6,227
Apache Corp                      COM       037411105        242,352       3,359   SHR     SOLE                         3,359
Assoc Banc Corp                  COM       045487105     22,002,097   1,760,168   SHR     SOLE                     1,760,168
AT&T                             COM       00206R102        974,548      39,233   SHR     SOLE                        39,233
Automatic Data Proc              COM       053015103        497,932      14,050   SHR     SOLE                        14,050
Bank of America Corp             COM       060505104      1,226,023      92,881   SHR     SOLE                        92,881
Bank of Hawaii                   COM       062540109        537,450      15,000   SHR     SOLE                        15,000
Baxter International             COM       071813109     73,089,725   1,380,093   SHR     SOLE                     1,380,093
Bemis                            COM       081437105     80,500,039   3,194,446   SHR     SOLE                     3,194,446
Berkshire Hathaway               COM       084670207        411,194         142   SHR     SOLE                           142
Berkshire Hathaway B             COM       084670207        408,429         141   SHR     SOLE                           141
Best Buy                         COM       086516101        479,543      14,319   SHR     SOLE                        14,319
BP PLC                           COM       055622104     18,823,143     394,781   SHR     SOLE                       394,781
Briggs & Stratton                COM       109043109      3,583,794     268,650   SHR     SOLE                       268,650
Bristol-Myers Squibb             COM       110122108      6,758,769     332,780   SHR     SOLE                       332,780
Burlington Northern              COM       12189T104        818,500      11,130   SHR     SOLE                        11,130
C H Robinson Worldwide           COM       12541W209     12,222,135     234,365   SHR     SOLE                       234,365
Carter Family Corp.              COM                      2,667,008      52,090   SHR     SOLE                        52,090
Chevron Corp                     COM       166764100      5,303,488      80,053   SHR     SOLE                        80,053
Cisco                            COM       17275R102      1,192,183      63,924   SHR     SOLE                        63,924
Citigroup Inc                    COM       172967101         66,798      22,491   SHR     SOLE                        22,491
Coca-Cola                        COM       191216100        568,106      11,838   SHR     SOLE                        11,838
Colgate-Palmolive                COM       194162103        477,141       6,745   SHR     SOLE                         6,745
ConocoPhillips                   COM       20825C104     12,911,692     306,983   SHR     SOLE                       306,983
Corning                          COM       219350105     50,051,665   3,116,542   SHR     SOLE                     3,116,542
Daktronics, Inc                  COM       234264109     10,665,617   1,385,145   SHR     SOLE                     1,385,145
Deluxe Corp                      COM       248019101      1,243,531      97,075   SHR     SOLE                        97,075
Disney                           COM       254687106      3,546,603     152,019   SHR     SOLE                       152,019
Donaldson                        COM       257651109     97,266,695   2,807,930   SHR     SOLE                     2,807,930
Ecolab Inc                       COM       278865100     98,676,705   2,530,821   SHR     SOLE                     2,530,821
Emerson Electric                 COM       291011104    108,618,687   3,352,429   SHR     SOLE                     3,352,429
Enteromedics Inc.                COM       29365m109         64,222      19,286   SHR     SOLE                        19,286
Exxon Mobil Corp                 COM       30231G102     21,940,322     313,837   SHR     SOLE                       313,837
Fastenal Co.                     COM       311900104     22,120,310     666,877   SHR     SOLE                       666,877
Fedex Corp.                      COM       31428X106        200,232       3,600   SHR     SOLE                         3,600
Fiserv                           COM       337738108     10,510,695     229,943   SHR     SOLE                       229,943
G & K Services Cl A              COM       361268105     16,850,120     796,696   SHR     SOLE                       796,696
General Electric                 COM       369604103     48,185,696   4,111,407   SHR     SOLE                     4,111,407
General Mills                    COM       370334104     72,433,095   1,292,986   SHR     SOLE                     1,292,986
Genuine Parts                    COM       372460105        545,350      16,250   SHR     SOLE                        16,250
Graco Inc                        COM       384109104     69,446,333   3,153,784   SHR     SOLE                     3,153,784
Hawkins Chemical                 COM       420261109        338,700      15,000   SHR     SOLE                        15,000
HB Fuller                        COM       359694106     75,211,349   4,006,998   SHR     SOLE                     4,006,998
Hershey                          COM       427866108        727,344      20,204   SHR     SOLE                        20,204
Hewlett-Packard                  COM       428236103        354,730       9,178   SHR     SOLE                         9,178
Home Depot                       COM       437076102      8,095,069     342,576   SHR     SOLE                       342,576
Honeywell Inc                    COM       438516106     74,881,562   2,384,763   SHR     SOLE                     2,384,763
Hormel                           COM       440452100     75,339,650   2,181,229   SHR     SOLE                     2,181,229
IBM                              COM       459200101      9,689,295      92,792   SHR     SOLE                        92,792
Ingersoll Rand                   COM       G4776G101        430,540      20,600   SHR     SOLE                        20,600
Intel                            COM       458140100     29,260,705   1,768,018   SHR     SOLE                     1,768,018
J.P. Morgan Chase & Co           COM       46625H100      6,131,273     179,750   SHR     SOLE                       179,750
Johnson & Johnson                COM       478160104    101,770,846   1,791,740   SHR     SOLE                     1,791,740
Kimberly-Clark                   COM       494368103      9,294,948     177,283   SHR     SOLE                       177,283
Lilly (Eli)                      COM       532457108     13,127,987     378,983   SHR     SOLE                       378,983
Lincoln Nat'l Corp               COM       534187109        411,078      23,886   SHR     SOLE                        23,886
Marshall & Ilsley                COM       571837103      1,881,192     391,915   SHR     SOLE                       391,915
McDonald's Corp                  COM       580135101        926,164      16,110   SHR     SOLE                        16,110
Medtox Scientific Inc            COM       584977201        909,995      96,500   SHR     SOLE                        96,500
Medtronic Inc                    COM       585055106    118,378,247   3,392,899   SHR     SOLE                     3,392,899
Merck & Co                       COM       589331107      3,842,962     137,445   SHR     SOLE                       137,445
Metavante Technologies           COM       591407101        387,357      14,979   SHR     SOLE                        14,979
Microsoft                        COM       594918104      6,061,065     254,988   SHR     SOLE                       254,988
MMM Co.                          COM       88579Y101    140,311,742   2,334,638   SHR     SOLE                     2,334,638
Moneygram Intl                   COM       60935Y109         20,292      11,400   SHR     SOLE                        11,400
Motorola                         COM       620076109        659,843      99,524   SHR     SOLE                        99,524
MTS Systems                      COM       553777103     37,012,235   1,792,360   SHR     SOLE                     1,792,360
Murphy Oil                       COM       626717102      1,358,000      25,000   SHR     SOLE                        25,000
Nokia                            COM       654902204        188,811      12,950   SHR     SOLE                        12,950
Nuveen Perf Inc Pfd              COM         2822911        250,000         100   SHR     SOLE                           100
Occidental Pete                  COM       674599105        822,625      12,500   SHR     SOLE                        12,500
Patterson Companies              COM       703395103     34,932,378   1,609,787   SHR     SOLE                     1,609,787
Pentair Inc                      COM       709631105     89,013,502   3,474,376   SHR     SOLE                     3,474,376
PepsiCo Inc                      COM       713448108        669,193      12,176   SHR     SOLE                        12,176
Pfizer Inc                       COM       717081103     52,229,520   3,481,968   SHR     SOLE                     3,481,968
Philip Morris Intl Inc           COM       718172109        422,940       9,696   SHR     SOLE                         9,696
Polymet Mining Corp              COM       731916102         13,000      10,000   SHR     SOLE                        10,000
Principal Financial              COM       74251V102     30,000,157   1,592,365   SHR     SOLE                     1,592,365
Procter & Gamble                 COM       742718109      2,528,057      49,473   SHR     SOLE                        49,473
Qmed Inc                         COM       747914109            409      21,530   SHR     SOLE                        21,530
Qualcomm, Inc.                   COM       747525103        424,880       9,400   SHR     SOLE                         9,400
Qwest Communications             COM       749121109         41,500      10,000   SHR     SOLE                        10,000
Royal Bank of Canada             COM       780087102        848,455      20,770   SHR     SOLE                        20,770
Royal Dutch Shell Spons A DR A   COM       780259206      1,397,290      27,840   SHR     SOLE                        27,840
Schlumberger Ltd                 COM       806857108     25,199,893     465,716   SHR     SOLE                       465,716
Sigma Aldrich                    COM       826552101        503,034      10,150   SHR     SOLE                        10,150
Sonus Networks                   COM       835916107         54,019      33,552   SHR     SOLE                        33,552
St. Jude Medical                 COM       790849103     62,696,488   1,525,462   SHR     SOLE                     1,525,462
Staples Inc                      COM       855030102        333,717      16,537   SHR     SOLE                        16,537
Starbucks Corp                   COM       855244109        350,028      25,200   SHR     SOLE                        25,200
State Street Corp                COM       857477103        415,360       8,800   SHR     SOLE                         8,800
Stratasys Inc.                   COM       862685104     12,242,056   1,122,095   SHR     SOLE                     1,122,095
Sturm Ruger                      COM       864159108        435,400      35,000   SHR     SOLE                        35,000
Super Valu                       COM       868536103      9,609,231     742,026   SHR     SOLE                       742,026
SurModics Inc                    COM       868873100     24,074,201   1,063,818   SHR     SOLE                     1,063,818
Target Corp                      COM       87612E106    115,121,133   2,916,674   SHR     SOLE                     2,916,674
TCF Financial                    COM       872275102     59,627,473   4,459,796   SHR     SOLE                     4,459,796
Techne Corp                      COM       878377100     18,904,223     296,258   SHR     SOLE                       296,258
Tempra Technology                COM       200509271         74,000      40,000   SHR     SOLE                        40,000
Tennant Company                  COM       880345103        187,578      10,200   SHR     SOLE                        10,200
Tiffany & Co                     COM       886547108        228,240       9,000   SHR     SOLE                         9,000
Toro                             COM       891092108     73,186,858   2,447,721   SHR     SOLE                     2,447,721
Travelers Companies Inc          COM       89417E109     41,052,681   1,000,309   SHR     SOLE                     1,000,309
United Parcel Service            COM       911312106     29,988,101     599,882   SHR     SOLE                       599,882
United Technologies              COM       913017109        524,069      10,086   SHR     SOLE                        10,086
UnitedHealth Group               COM       91324p102        804,256      32,196   SHR     SOLE                        32,196
US Bancorp                       COM       902973304     74,603,983   4,163,169   SHR     SOLE                     4,163,169
Valspar                          COM       920355104    103,051,932   4,573,987   SHR     SOLE                     4,573,987
Verizon Comm                     COM       92343V104      6,351,907     206,701   SHR     SOLE                       206,701
Walgreen Co.                     COM       931422109        370,499      12,602   SHR     SOLE                        12,602
WalMart                          COM       931142103        445,551       9,198   SHR     SOLE                         9,198
Washington Post Co               COM       939640108        528,270       1,500   SHR     SOLE                         1,500
Wells Fargo & Co                 COM       949746101    104,827,969   4,321,021   SHR     SOLE                     4,321,021
Western Union                    COM       959802109      2,446,634     149,185   SHR     SOLE                       149,185
Weyerhaeuser                     COM       962166104        354,996      11,666   SHR     SOLE                        11,666
Woodward Governor                COM       980745103        198,000      10,000   SHR     SOLE                        10,000
Wyeth                            COM       983024100      2,255,883      49,700   SHR     SOLE                        49,700
Xcel Energy Inc.                 COM       98389B100      7,979,778     433,448   SHR     SOLE                       433,448
Zimmer Holdings, Inc.            COM       98956P102     30,260,326     710,336   SHR     SOLE                       710,336

COMMON STOCK SUBTOTAL                                 2,642,429,525  98,210,874                                   98,210,874

PREFERRED STOCK

Gen Elec Cap Corp 6.10% Pub In             369622519        220,800      10,000   SHR     SOLE                       10,000
USB CAP VIII 6.35%                         903307205        310,834      14,265   SHR     SOLE                       14,265
Wells Fargo Cap 6.25                       94979S207        259,370      12,975   SHR     SOLE                       12,975
Wells Fargo Cap 7% Due  9/1/31             94976Y207        251,641      10,870   SHR     SOLE                       10,870
Xcel Energy Inc. 7.6 Jr. Sub               98389B886        219,837       8,655   SHR     SOLE                        8,655

PREFERRED STOCK SUBTOTAL                                  1,262,482      56,765                                      56,765

ETF

iShares S&P 500 Index                      464287200        357,856       3,875   SHR     SOLE                        3,875
iShares MSCI EAFE Index Fd                 464287465        312,882       6,830   SHR     SOLE                        6,830
SPDR Trust Unit Sr 1                       78462F103        321,825       3,500   SHR     SOLE                        3,500

ETF SUBTOTAL                                                992,563      14,205                                      14,205

CONVERTIBLE BOND
NorAm Energy 6% Due 03/15/12               655419AC3        538,558     558,091   PRN     SOLE                      558,091

GRAND TOTALS                                          2,645,223,128  98,839,935                                  98,839,935